Results by business segment (Tables)	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Disclosure of operating segments

	For the three months ended July 31, 2026
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,870	$1,926	$1,532	$–	$1,215	$201	$8,744
Non-interest income	1,415	326	4,880	328	2,997	(152)	9,794
Total revenue	5,285	2,252	6,412	328	4,212	49	18,538
Provision for credit losses	520	233	(22)	–	269	–	1,000
Non-interest expense	2,127	725	4,557	81	2,164	135	9,789
Income (loss) before income taxes	2,638	1,294	1,877	247	1,779	(86)	7,749
Income taxes (recoveries)	715	358	435	50	235	(68)	1,725
Net income	$1,923	$936	$1,442	$197	$1,544	$(18)	$6,024
Non-interest expense includes:
Depreciation and amortization	$282	$26	$262	$7	$157	$–	$734

	For the three months ended July 31, 2025
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,698	$1,828	$1,321	$–	$1,287	$217	$8,351
Non-interest income	1,362	324	4,192	368	2,471	(83)	8,634
Total revenue	5,060	2,152	5,513	368	3,758	134	16,985
Provision for credit losses	444	299	(43)	–	180	1	881
Non-interest expense	1,958	697	4,154	74	2,059	290	9,232
Income (loss) before income taxes	2,658	1,156	1,402	294	1,519	(157)	6,872
Income taxes (recoveries)	720	320	306	47	191	(126)	1,458
Net income	$1,938	$836	$1,096	$247	$1,328	$(31)	$5,414
Non-interest expense includes:
Depreciation and amortization	$269	$26	$303	$12	$143	$1	$754

	For the nine months ended July 31, 2026
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$11,416	$5,665	$4,415	$–	$3,748	$591	$25,835
Non-interest income	4,156	953	14,035	1,011	8,425	(464)	28,116
Total revenue	15,572	6,618	18,450	1,011	12,173	127	53,951
Provision for credit losses	1,543	766	51	–	642	–	3,002
Non-interest expense	6,134	2,180	13,320	234	6,380	441	28,689
Income (loss) before income taxes	7,895	3,672	5,079	777	5,151	(314)	22,260
Income taxes (recoveries)	2,140	1,019	1,157	149	645	(168)	4,942
Net income	$5,755	$2,653	$3,922	$628	$4,506	$(146)	$17,318
Non-interest expense includes:
Depreciation and amortization	$824	$78	$781	$28	$447	$3	$2,161

	For the nine months ended July 31, 2025
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$10,722	$5,358	$4,016	$–	$3,480	$779	$24,355
Non-interest income	3,954	983	12,462	1,112	7,335	(805)	25,041
Total revenue	14,676	6,341	16,478	1,112	10,815	(26)	49,396
Provision for credit losses	1,586	1,177	124	–	468	–	3,355
Non-interest expense	5,925	2,105	12,456	241	5,985	506	27,218
Income (loss) before income taxes	7,165	3,059	3,898	871	4,362	(532)	18,823
Income taxes (recoveries)	1,947	849	893	141	400	(342)	3,888
Net income	$5,218	$2,210	$3,005	$730	$3,962	$(190)	$14,935
Non-interest expense includes:
Depreciation and amortization	$814	$79	$938	$34	$424	$1	$2,290

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of Interest expense as we rely primarily on Net interest income as a performance measure.

Total assets and total liabilities by bu
sin
ess segment

	As at July 31, 2026
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets	Corporate Support	Total
Total assets	$599,293	$201,415	$206,404	$33,923	$1,342,719	$115,063	$2,498,817
Total liabilities	599,292	201,412	204,638	33,696	1,341,225	(26,540)	2,353,723

	As at October 31, 2025
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets	Corporate Support	Total
Total assets	$574,456	$196,254	$196,129	$32,405	$1,223,853	$101,909	$2,325,006
Total liabilities	574,462	196,252	194,689	32,234	1,223,212	(34,994)	2,185,855